UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: July 31, 2008

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	07/31/08

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 324,375.10 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer Title of Class CUSIP	 Value     SHRS	   Inv.    Otr.  Voting
             				(x$1000)           Disc.   Mang. Auth.
CHRTR COMM
INC             COM         16117M107      1       243 SH  Sole    N/A     None
CROCS INC	COM         227046109	   3 	   406 SH  Sole	   N/A	   None
MICROSOFT       COM         594918104      0       1   SH  Sole    N/A     None
NEW IRLND
FUND            COM         645673104      12      700 SH  Sole    N/A     None
ISHARES TR      RUSL 2000
GRWT                        464287648      109     1435 SH Sole    N/A     None
ISHARES TR 	RUSL 2000
VALU                        464287630	   160     2510 SH Sole	   N/A     None
MIDCAP SPDR
TR 	        UNIT SER 1  595635103	   97      653 SH  Sole	   N/A	   None
RYDEX ETF
TR	        S&P 500
                EQ TRD      78355W106	   86      2063 SH Sole	   N/A	   None
FRNKL TMPL      GLBL INC
                FND         880198106      78      8845 SH Sole    N/A     None
ISHARES TR      LEHMAN
                AGG BND     464287226      7       70  SH  Sole    N/A     None
ISHARES TR      RUSSELL
                1000GRW     464287614	   94	   1704 SH Sole	   N/A	   None
ISHARES TR      RUSSELL
                1000VAL     464287598	   118	   1715 SH Sole	   N/A	   None
ISHARES TR      HIGH YLD
                CORP        464288513      9556    101656
                                                   SH      Sole	   N/A	   None
ISHARES TR      LEHMAN
                10-20YR     464288653      75      711 SH  Sole	   N/A	   None
POWERSHARES
ETF TR 	        FINL PFD
                PTFL        73935X229      3008	   160580
                                                   SH      Sole	   N/A	   None
BLDRS INDEX
FDS TR 	        EMER MK
                50 ADR      09348R300	   42	   828 SH  Sole	   N/A	   None
ISHARES INC 	MSCI EMU
                INDX        464286608	   156	   3190 SH Sole	   N/A	   None
ISHARES TR      S&G GL MAT  464288695      219     2636 SH Sole	   N/A	   None
WISDOMTREE TR 	INTL MDCP
                DV          97717W778      153     2597 SH Sole	   N/A	   None
WESTERN AST 	HIGH INCM
                OPP         95766K109	   6023    1067861
                                                   SH      Sole	   N/A	   None
SPDR SERS TR    LEH MUN
                BD FND      78464A458      192     8850 SH Sole    N/A     None
SPDR SERS TR    SHRT TRM
                MUN         78464A425      141     6150 SH Sole    N/A     None
ISHARES TR      GS NAT
                RES IDX     464287374	   2190	   4287 SH  Sole   N/A	   None
CLAYMORE
ETF TR          CL GLBL
                TMBR        18383Q879      43      2250 SH  Sole   N/A     None
DJ WLSHRE       REIT ETF    78464A607      6443    98426
                                                   SH      Sole    N/A     None
ISHARES TR 	MSCI
                EAFE IDX    464287465	   43008   626297
                                                   SH      Sole	   N/A     None
ISHARES TR      MSCI EMRG
                MKT         464287234      6714    148419
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	MSCI GRW
                IDX         464288885      67      944 SH  Sole	   N/A	   None
ISHARES TR      MSCI VAL
                IDX         464288877      53	   911 SH  Sole	   N/A	   None
ISHARES TR      RUSSELL
                MDCAP GR    464287481      17466   360076
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	RUSSELL
                MDCAP VL    464287473	   17636   411276
                                                   SH      Sole	   N/A	   None
ISHARES TR      RUSSELL
                MDCAP       464287499      11      110 SH  Sole    N/A     None
ISHARES TR      S&P NATL
                MUN B       464288414      188     1891 SH Sole    N/A     None
ISHARES TR 	S&P SMLCP
                GROW        464287887	   21629   339336
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P SMLCP
                VALU        464287879	   15516   243663
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P500/BAR
                GRW         464287309	   37459   586858
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P500/BAR
                VAL         464287408	   29847   470774
                                                   SH	   Sole	   N/A	   None
POWERSHARES
ETF TR 	        INTL DIV
                ACHV        73935X716	   179	   10235
                                                   SH	   Sole	   N/A	   None
POWERSHARES
ETF TR          PRVT EQTY
                PORT        73935X195      24      1405 SH Sole    N/A     None
POWERSHARES
ETF TR          INDIA ETF
                TR          73935L100      12      600 SH  Sole    N/A     None
SPDR DJ
WILSHIRE 	INTNTNL RE  78463X863	   8314	   177147
                                                   SH      Sole	   N/A	   None
VANGUARD STR    INTL EQTY
                IDX FMR MKT 922042858      7680    164110
                                                   SH      Sole    N/A     None
VANGUARD STR
IDX FDS         ENERGY VPRS 92204A306      15049   116419
                                                   SH	   Sole    N/A	   None
VANGUARD STR
IDX FDS         MATLS VPRS  92204A801      9549	   106086
                                                   SH      Sole    N/A     None
VANGUARD STR
IDX FDS         SPCLZD PORT
                APP         921908844      125     2500 SH Sole    N/A     None
ISHARES TR      GS CORP
                BD FD       464287242      16222   15983
                                                   SH      Sole	   N/A	   None
ISHARES TR      US PFD
                STK FD      464288687      5174    129002
                                                   SH      Sole    N/A     None
ISHARES TR      US TIPS
                BD FD       464287176	   36961   342704
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	1-3 YR TRS
                BD          464287457	   550     6632 SH Sole	   N/A	   None
ISHARES TR 	7-10 YR
                TRS BD      464287440	   81      875 SH  Sole	   N/A	   None
ISHARES TR      20 YR
                TRS BD      464287432      6235    70856
                                                   SH      Sole    N/A     None